Provisions, contingent assets and contingent liabilities (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,592
Closing balance	19,475	R$ 19,592
Amounts related to banking operation	46,378		R$ 38,557
INSS [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	8,915
PIS and COFINS [Member]
IfrsStatementLineItems [Line Items]
Deposit balance	659
Provisions recognized for tax and social securities lawsuits	672
Reversal of revenues from depreciation in excess	3,370
Irpj Csll Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Funding expenses	6,066
ISS [Member]
IfrsStatementLineItems [Line Items]
Amounts related to banking operation	5,338
IRPJ and CSLL [Member]
IfrsStatementLineItems [Line Items]
Goodwill - Deduction	3,677
Deductibility of losses in credit operations	1,327
Deductibility of loss in loan operations	958
IRPJ [Member]
IfrsStatementLineItems [Line Items]
Goodwill amount guaranteed in purchase agreements	2,508
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Opening balance	6,498	6,810
(-) Provisions guaranteed by indemnity clause	(71)	(71)
Subtotal	6,427	6,739
Interest	628	202
Changes in the period reflected in income	(829)	(8)
Changes in the period reflected in income	829	8
Increase	156	180
Reversal	(985)	(172)
Payment	(86)	(523)
Subtotal	6,140	6,426
(+) Provisions guaranteed by indemnity clause	74	72
Closing balance	6,214	6,498	R$ 6,810
Current	4	10
Non-current	6,210	R$ 6,488
Social Security Contributions [Member] | INSS [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	1,935
Deposit balance	R$ 1,167